Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2018	September 30, 2019
Non-current

Investments in equity instruments at fair value through other comprehensive income
Foreign unlisted ordinary shares	$187,244	$178,198